Promissory Notes (Details) - Schedule of promissory notes - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	$ 3,124,391	$ 2,010,148
GN Note 1 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	1,148,800	1,148,800
GN Note 2 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	500,000	500,000
AMC Note [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	100,000	100,000
SolarMax Notes 1 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	261,348	261,348
SolarMax Notes 2 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	212,022
SolarMax Notes 3 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	224,083
SolarMax Notes 4 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	230,114
SolarMax Notes 5 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	332,377
SolarMax Notes 6 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	$ 115,647